Horizon Active Risk Assist Fund
Schedule of Investments
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 94.4%		Shares	Value
Invesco S&P 500 Equal Weight ETF(a)		794,174	$149,797,100
iShares Core MSCI International Developed Markets ETF		2,107,485	165,100,375
iShares MSCI USA Minimum Volatility ETF(a)		969,954	91,427,864
iShares MSCI USA Quality Factor ETF		290,228	54,838,581
SPDR Portfolio Developed World ex-US ETF		4,987,006	208,157,630
SPDR Portfolio Emerging Markets ETF		3,421,342	151,907,585
SPDR Portfolio S&P 500 Growth ETF		3,346,908	332,983,877
SPDR Portfolio S&P 500 Value ETF		3,034,363	165,797,594
TOTAL EXCHANGE TRADED FUNDS (Cost $1,155,018,502)			1,320,010,606

COMMON STOCKS - 5.3%		Shares	Value
Aerospace & Defense - 0.1%
AeroVironment, Inc. (b)		5,683	1,371,592
Axon Enterprise, Inc. (b)		934	697,969
			2,069,561

Automobiles - 0.1%
Tesla, Inc. (b)		3,173	1,059,369

Banks - 0.1%
JPMorgan Chase & Co.		2,960	892,203

Broadline Retail - 0.6%
Alibaba Group Holding Ltd. - ADR		6,874	927,990
Amazon.com, Inc. (b)		22,978	5,261,962
PDD Holdings, Inc. - ADR (b)		6,890	828,316
Sea Ltd. - ADR (b)		4,910	915,911
			7,934,179

Communications Equipment - 0.1%
Arista Networks, Inc. (b)		8,702	1,188,258

Construction & Engineering - 0.0%(c)
Quanta Services, Inc.		1,982	749,117

Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG - ADR		38,804	1,422,516

Electric Utilities - 0.0%(c)
Constellation Energy Corp.		2,420	745,312

Electrical Equipment - 0.2%
ABB Ltd. - ADR		13,656	916,318
Eaton Corp. PLC		2,433	849,458
GE Vernova, Inc.		1,602	981,978
Vertiv Holdings Co. - Class A		5,948	758,667
			3,506,421

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. - Class A		8,412	915,730

Entertainment - 0.2%
Netflix, Inc. (b)		1,058	1,278,329
Spotify Technology SA (b)		1,849	1,260,796
			2,539,125

Ground Transportation - 0.1%
Uber Technologies, Inc. (b)		8,330	780,937

Health Care - 0.0%(c)
ABIOMED INC (b)(d)		113	0

Health Care Equipment & Supplies - 0.0%(c)
Intuitive Surgical, Inc. (b)		1,418	671,132

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		3,991	754,738

Industrial Conglomerates - 0.1%
Siemens AG - ADR		6,070	843,002

Interactive Media & Services - 0.7%
Alphabet, Inc. - Class A		23,959	5,101,111
Meta Platforms, Inc. - Class A		4,860	3,590,082
Tencent Holdings Ltd. - ADR		16,307	1,265,260
			9,956,453

IT Services - 0.0%(c)
Cognizant Technology Solutions Corp., - Class A		6,732	486,387

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (b)		6,360	1,034,327
Applied Materials, Inc.		4,600	739,496
ARM Holdings PLC - ADR (b)		5,103	705,796
ASML Holding NV		1,306	969,862
Broadcom, Inc.		13,677	4,067,403
KLA Corp.		908	791,776
Lam Research Corp.		8,531	854,380
Micron Technology, Inc.		6,539	778,206
NVIDIA Corp.		46,280	8,061,050
QUALCOMM, Inc.		5,103	820,205
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		9,455	2,182,876
			21,005,377

Software - 1.2%
Cadence Design Systems, Inc. (b)		2,600	911,118
Microsoft Corp.		14,174	7,181,824
Oracle Corp.		7,387	1,670,422
Palantir Technologies, Inc. - Class A (b)		9,617	1,507,080
Palo Alto Networks, Inc. (b)		3,602	686,253
Salesforce, Inc.		3,200	820,000
SAP SE - ADR		5,922	1,611,732
ServiceNow, Inc. (b)		893	819,292
Synopsys, Inc. (b)		1,585	956,579
			16,164,300

Technology Hardware, Storage & Peripherals - 0.0%(c)
Dell Technologies, Inc. - Class C		6,040	737,786
TOTAL COMMON STOCKS (Cost $60,914,339)			74,421,903

PURCHASED OPTIONS - 0.5%(b)	Notional Amount	Contracts	Value
Call Options - 0.2%(e)(f)			$–
Intel Corp., Expiration: 12/19/2025; Exercise Price: $35.00 (h)	$3,652,500	1,500	74,250
iShares China Large-Cap ETF, Expiration: 09/30/2025; Exercise Price: $42.00	54,474,000	14,000	378,000
iShares Silver Trust, Expiration: 11/21/2025; Exercise Price: $36.00 (h)	7,238,000	2,000	389,000
Materials Select Sector SPDR Fund (h)
Expiration: 09/19/2025; Exercise Price: $95.00	$23,070,000	2,500	100,000
Expiration: 12/19/2025; Exercise Price: $95.00	46,140,000	5,000	1,075,000
SPDR EURO STOXX 50 ETF (d)
Expiration: 09/19/2025; Exercise Price: $63.00	35,880,000	6,000	60,000
Expiration: 09/19/2025; Exercise Price: $64.00	35,880,000	6,000	60,000
Xtrackers Harvest CSI 300 China A-Shares ETF, Expiration: 10/17/2025; Exercise Price: $33.00	38,340,000	12,000	798,000
Total Call Options			2,934,250

Put Options - 0.3%(e)(f)			$–
CBOE Volatility Index, Expiration: 09/17/2025; Exercise Price: $17.00 (h)	19,200,000	12,500	1,612,500
Energy Select Sector SPDR Fund, Expiration: 11/21/2025; Exercise Price: $80.00 (d)(h)	18,078,000	2,000	143,000
Invesco QQQ Trust Series 1, Expiration: 09/19/2025; Exercise Price: $550.00 (h)	54,188,000	950	340,575
iShares iBoxx $ High Yield Corporate Bond ETF (h)
Expiration: 11/21/2025; Exercise Price: $77.00 (d)	16,172,000	2,000	34,849
Expiration: 11/21/2025; Exercise Price: $79.00	16,172,000	2,000	75,000
SPDR S&P 500 ETF Trust (h)
Expiration: 09/19/2025; Exercise Price: $580.00	96,757,500	1,500	81,749
Expiration: 09/19/2025; Exercise Price: $610.00	96,757,500	1,500	212,250
Expiration: 09/30/2025; Exercise Price: $585.00	290,272,500	4,500	515,250
Expiration: 09/30/2025; Exercise Price: $620.00	290,272,500	4,500	1,521,000
Total Put Options			4,536,173
TOTAL PURCHASED OPTIONS (Cost $9,069,389)			7,470,423

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%		Shares	Value
First American Government Obligations Fund - Class X, 4.15%(a)(g)		125,029,184	125,029,184
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $125,029,184)			125,029,184

MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 4.22%(g)		2,383,756	2,383,756
TOTAL MONEY MARKET FUNDS (Cost $2,383,756)			2,383,756

TOTAL INVESTMENTS - 109.3% (Cost $1,352,415,170)			1,529,315,872
Liabilities in Excess of Other Assets - (9.3)%			(130,644,631)
TOTAL NET ASSETS - 100.0%			$1,398,671,241
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $122,452,314.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $211,546 or 0.0% of net assets as of August 31, 2025.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(h)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Risk Assist Fund
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Intel Corp., Expiration: 12/19/2025; Exercise Price: $45.00	$(7,305,000)	(3,000)	$(58,500)
iShares Silver Trust, Expiration: 11/21/2025; Exercise Price: $41.00	(14,476,000)	(4,000)	(246,000)
Materials Select Sector SPDR Fund, Expiration: 12/19/2025; Exercise Price: $100.00	(46,140,000)	(5,000)	(305,000)
Total Call Options			(609,500)

Put Options - (0.2)%
CBOE Volatility Index, Expiration: 09/17/2025; Exercise Price: $15.50	(38,400,000)	(25,000)	(1,100,000)
Energy Select Sector SPDR Fund, Expiration: 11/21/2025; Exercise Price: $75.00	(36,156,000)	(4,000)	(222,000)
Invesco QQQ Trust Series 1, Expiration: 09/19/2025; Exercise Price: $500.00	(81,282,000)	(1,425)	(86,925)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 11/21/2025; Exercise Price: $78.00 (c)	(32,344,000)	(4,000)	(86,303)
SPDR S&P 500 ETF Trust
Expiration: 09/19/2025; Exercise Price: $590.00	(193,515,000)	(3,000)	(210,000)
Expiration: 09/30/2025; Exercise Price: $595.00	(290,272,500)	(4,500)	(681,750)
Expiration: 09/30/2025; Exercise Price: $605.00	(290,272,500)	(4,500)	(924,750)
Total Put Options			(3,311,728)
TOTAL WRITTEN OPTIONS (Premiums received $4,150,720)			$(3,921,228)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $211,546 or 0.0% of net assets as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Active Risk Assist Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,320,010,606	$–	$–	$1,320,010,606
Common Stocks	74,421,903	–	0	74,421,903
Purchased Options	–	7,172,574	297,849	7,470,423
Investments Purchased with Proceeds from Securities Lending	125,029,184	–	–	125,029,184
Money Market Funds	2,383,756	–	–	2,383,756
Total Investments	$1,521,845,449	$7,172,574	$297,849	$1,529,315,872

Liabilities:
Investments:
Written Options	$–	$(3,834,925)	$(86,303)	$(3,921,228)
Total Investments	$–	$(3,834,925)	$(86,303)	$(3,921,228)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.